VAN KAMPEN AMERICAN CAPITAL

                           SMALL CAPITALIZATION FUND

                                 Annual Report
                               October 31, 1996





Management Discussion

The objective of the Van Kampen American Capital Small Capitalization Fund is to achieve long-term capital appreciation by investing in a portfolio of equity securities with a market capitalization of between $125 million and $1 billion. During the fiscal year ended October 31, 1996, the Fund's performance was helped by a strong stock market, in general, and the strong performance of small cap energy stocks, consumer distribution, and finance companies, in particular.

Stocks are selected for the Fund based on their attractiveness in terms of recent earnings estimate revisions and relative valuations measures, such as price/sales ratio. Purchasing small cap stocks with recent earnings estimate revisions has helped the Fund outperform the Wilshire Next 1750 Index, a small cap index. Purchasing stocks based on relative valuation measures alone has not helped the Fund this year. However, the subset of stocks with recent earnings estimate revisions and attractive relative valuation measures has outperformed all stocks with recent earnings estimate revisions.

For the 12 months ended October 31, 1996, the Fund achieved a total return at net asset value of 18.50 percent, including reinvestment of dividends totaling $0.5275 per share. By comparison, the Standard & Poor's 500-Stock Index achieved a total return of 24.02 percent and the Wilshire Asset Management Next 1750 Index achieved a total return of 17.35 percent.*


[GRAPH]

Change in Value of a $10,000 Investment

Van Kampen American Capital Small Capitalization Fund vs. Wilshire Asset Managment Next 1750 Index* and the Standard & Poor's 500-Stock Index* (November 1993 through October 1996)

                     Standard & Poor's    Wilshire Asset Management    Van Kampen American Capital
                     500-Stock Index*     Next 1750 Index*             Small Capitalization Fund
                     -----------------    -------------------------    ---------------------------
Nov  1993                 10,000                   10,000                        10,000
Dec  1993                 10,168                   10,363                        10,129
June 1994                  9,827                    9,636                         9,124
Dec  1994                 10,306                   10,187                         9,413
June 1995                 12,382                   11,751                        11,161
Dec  1995                 14,165                   13,270                        12,726
June 1996                 15,592                   14,634                        13,806
Oct  1996                 16,491                   14,565                        14,488


Past performance is not indicative of future performance.

*The Standard & Poor's 500-Stock Index is a broad-based, unmanaged index that reflects general stock market performance. The Wilshire Asset Management Next 1750 Index is an unmanaged, monthly index that reflects the general performance of small-capitalization stocks. Keep in mind that neither indices reflect any commissions or fees that would be paid by an investor purchasing the securities they represent.







                                                  Since Inception
                                   1 Year         (11/23/93)
Average Annual Total Return        18.50%         13.60%




Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Common Stocks
Consumer Distribution 6.3%

Carson Pirie Scott & Co. (b)                        23,000  $  575,000
Claire's Stores, Inc.                               56,250     956,250
CompUSA, Inc. (b)                                    7,000     324,625
Consolidated Stores Corp. (b)                       29,000   1,112,875
DIMON, Inc.                                          5,000      93,125
Dollar Tree Stores, Inc. (b)                         5,000     190,000
Eckerd Corp. (b)                                    19,600     546,350
Fingerhut Companies, Inc.                           39,000     570,375
Herman Miller, Inc.                                  4,000     173,500
Hollywood Entertainment Corp. (b)                   10,000     206,250
HON Industries, Inc.                                19,000     665,000
Just For Feet, Inc. (b)                              6,000     157,500
Lear Seating Corp. (b)                               5,000     185,625
Meyer (Fred), Inc. (b)                               3,000     104,250
Neiman Marcus Group, Inc. (b)                        4,000     131,000
Pier 1 Imports, Inc.                                38,900     549,463
Proffitts, Inc. (b)                                  2,940     119,254
Revco D.S., Inc. (b)                                 4,000     120,500
Rexel, Inc. (b)                                      6,000      86,250
Rite Aid Corp.                                      10,000     337,500
Ross Stores, Inc.                                   23,000     966,000
Tech Data Corp. (b)                                 13,000     333,125
Tiffany & Co.                                       16,000     590,000
TJX Companies, Inc.                                 17,000     673,625
U. S. Office Products Co. (b)                        5,000     145,000
Vons Companies, Inc. (b)                            14,000     775,250
Waban, Inc. (b)                                     37,000     966,625
Zale Corp. (b)                                      28,000     535,500
                                                            ----------
                                                            12,189,817
                                                            ----------

Consumer Durables 3.1%

Borg Warner Automotive, Inc.                         8,000     305,000
Breed Technologies, Inc.                            19,500     448,500
Brunswick Corp.                                     39,000     916,500
Callaway Golf Co.                                   11,000     339,625
Champion Enterprises, Inc. (b)                      21,000     417,375
Department 56, Inc. (b)                              1,500      32,625
Echlin, Inc.                                         7,000     228,375
Ethan Allen Interiors, Inc.                         19,000     676,875
Galoob Toys, Inc. (b)                                5,000     131,250
Harman International Industries, Inc.                2,400     123,000






Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Consumer Durables (Continued)

Mohawk Industries, Inc. (b)                         17,000  $  403,750
Smith (A. O.) Corp.                                  7,000     184,625
Snap-On Tools, Inc.                                 21,000     677,250
Stanley Works                                       10,000     283,750
Sturm, Ruger & Company, Inc.                         8,000     150,000
Toro Co.                                            22,000     682,000
                                                            ----------
                                                             6,000,500
                                                            ----------

Consumer Non-Durables 10.4%

Alberto Culver Co., Class B                         14,100     638,025
American Greetings Corp., Class A                   15,000     438,750
Amway Asia Pacific Ltd.                              5,000     177,500
Barefoot, Inc.                                      54,000     546,750
Brown Group, Inc.                                   17,500     358,750
Burlington Industries, Inc. (b)                     20,000     225,000
Donnkenny, Inc. (b)                                 25,000     312,500
First Brands Corp.                                  10,000     285,000
Fruit of the Loom, Inc. (b)                         25,000     887,500
Herbalife International, Inc.                       25,000     496,875
Hillenbrand Industries, Inc.                        10,400     388,700
Hormel (G. A.) & Co.                                16,000     380,000
IBP, Inc.                                           26,000     650,000
International Imaging Materials, Inc. (b)           20,000     472,500
Jones Apparel Group, Inc. (b)                       44,000   1,331,000
Jostens, Inc.                                       10,000     212,500
Kellwood Co.                                        14,000     248,500
Lancaster Colony Corp.                              17,000     654,500
Liz Claiborne, Inc.                                 36,000   1,503,000
Morningstar Group, Inc. (b)                         30,000     498,750
Nautica Enterprises, Inc. (b)                       42,000   1,291,500
Nu-Kote Holding Inc., Class A  (b)                   5,000      47,813
Oakley, Inc. (b)                                    62,000     914,500
Paragon Trade Brands, Inc. (b)                      27,000     712,125
Revlon Inc., Class A (b)                            10,600     367,025
Russell Corp.                                       44,800   1,276,800
St. John Knits, Inc.                                16,000     746,000
Starbucks Corp. (b)                                 25,000     821,875
Tambrands, Inc.                                      7,000     299,250
Timberland Co. (b)                                   6,000     201,000






Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Consumer Non-Durables (Continued)

Unifi, Inc.                                         19,000  $  586,625
Warnaco Group, Inc.                                 25,000     615,625
Westpoint Stevens, Inc. (b)                         45,000   1,192,500
Wolverine World Wide, Inc.                          20,200     499,950
                                                            ----------
                                                            20,278,688
                                                            ----------

Consumer Services 5.7%

Anchor Gaming (b)                                    2,000      99,500
APAC Teleservices, Inc. (b)                          3,000     138,000
Applebee's International, Inc.                       4,000      99,000
Banta Corp.                                         15,000     315,000
Boston Chicken, Inc. (b)                            27,000     988,875
Bowne & Co., Inc.                                   20,000     455,000
Corrections Corp. of America (b)                     3,000      76,500
Equifax, Inc.                                       13,000     390,000
Gartner Group, Inc. (b)                             16,000     496,000
Kelly Services, Inc.                                30,000     810,000
King World Productions, Inc. (b)                    20,000     705,000
Media General, Inc., Class A                         5,300     156,350
MGM Grand, Inc. (b)                                 10,000     390,000
Mirage Resorts, Inc. (b)                             8,000     177,000
National Education Corp. (b)                        17,000     276,250
New York Times Co., Class A                         19,000     684,000
Omnicom Group                                       16,700     818,300
Papa John's International, Inc. (b)                 11,500     575,000
PHH Corp.                                           16,400     483,800
Promus Hotel Corp. (b)                               7,200     232,200
Regal Cinemas, Inc.                                 36,750     950,906
Robert Half International, Inc.                     18,000     731,250
Sbarro, Inc.                                        26,000     685,750
Sitel Corp. (b)                                      4,200      79,800
Sonic Corp. (b)                                      6,000     132,000
Station Casinos, Inc. (b)                            5,000      55,625
Valassis Communications, Inc. (b)                    7,000     124,250
                                                            ----------
                                                            11,125,356
                                                            ----------

Energy 9.3%

Ashland, Inc.                                        7,000     294,875
BJ Services Co. (b)                                  1,400      62,650
Brooklyn United Gas Co.                             20,000     585,000
Canadian Occidental Petroleum                       18,000     319,500
Chesapeake Energy Corp. (b)                          3,000     177,000






Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Energy (Continued)

Columbia Gas Systems, Inc.                           8,000  $  485,000
Eastern Enterprises                                 24,100     918,812
El Paso Natural Gas Co.                             20,200     967,075
Energy Ventures, Inc. (b)                            7,000     309,750
Global Marine, Inc. (b)                             67,000   1,256,250
Marine Drilling Co., Inc. (b)                       40,000     550,000
MCN Corp.                                           30,000     832,500
Mitchell Energy & Development, Class B               5,000     103,750
NACCO Industries, Inc., Class A                     16,800     766,500
National Fuel Gas Co.                                2,500      92,186
Newfield Exploration Co. (b)                        12,000     562,500
NICOR, Inc.                                          5,000     173,750
ONEOK, Inc.                                         24,400     652,700
Oryx Energy Co. (b)                                 28,000     553,000
Pacific Enterprises                                 30,000     918,750
Parker & Parsley Petroleum Co. (b)                  10,000     295,000
Pennzoil Co.                                         7,000     358,750
Questar Corp.                                       10,000     365,000
Reading & Bates Corp. (b)                           40,000   1,185,000
Seagull Energy Corp. (b)                            17,688     384,714
Smith International, Inc. (b)                       30,000   1,143,750
Tesoro Petroleum Corp. (b)                          11,000     162,250
Tosco Corp.                                         11,500     648,313
Union Texas Petroleum Holdings, Inc.                34,300     737,450
Valero Energy Corp.                                 11,000     262,625
Varco International, Inc. (b)                       11,200     219,800
Washington Gas & Light Co.                          21,000     462,000
WICOR, Inc.                                         19,400     691,125
Williams Cos.                                       10,188     536,144
                                                            ----------
                                                            18,033,469
                                                            ----------

Finance 14.6%

20th Century Industries (b)                         24,000     384,000
Aames Financial Corp.                                6,000     267,000
Alex. Brown, Inc.                                    4,000     229,000
Alliance Capital Management, LP                      5,000     138,750
AMBAC, Inc.                                         20,000   1,257,500
American Financial Group, Inc.                      14,000     500,500
American Re Corp.                                   20,000   1,290,000
Bankers Life Holding Corp.                          39,000     955,500
California Federal Bancorp, Inc. (b)                18,000     418,500
Charter One Financial, Inc.                         11,550     503,869







Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Finance (Continued)

City National Corp.                                 48,000  $  846,000
CMAC Investment Corp.                               15,000   1,038,750
Commercial Federal Corp.                            18,000     753,750
Countrywide Credit Industries, Inc.                  7,500     212,812
Donaldson Lufkin & Jenrette, Inc.                   16,000     512,000
Edwards (A. G.), Inc.                               26,000     776,750
Finova Group, Inc.                                   2,000     122,750
First American Corp.                                 7,000     348,250
First American Financial Corp.                       6,900     263,925
Fremont General Corp.                               30,450     898,275
GreenPoint Financial Corp.                          11,800     548,700
Lehman Brothers Holdings, Inc.                      25,000     621,875
Mercury Financial Co.                               46,500     540,562
Mercury General Corp.                                5,000     245,000
MGIC Investment Corp. of Wisconsin                  12,300     850,237
NationsBank Corp.                                    8,000     757,000
North American Mortgage Co.                          6,000     123,000
North Fork Bancorporation                           23,500     743,188
Northern Trust Corp.                                12,000     831,000
Olympic Financial, LTD  (b)                          7,000     111,125
Orion Capital Corp.                                  9,100     490,263
Paine Webber Group, Inc.                            30,000     716,250
Penncorp Financial Group, Inc.                      10,000     347,500
Peoples Heritage Financial                           3,182      73,584
PMI Group, Inc. (b)                                  2,000     114,500
Protective Life Corp.                               20,000     695,000
Reliance Group Holding                              25,600     211,200
Republic New York Corp.                             10,000     762,500
Roosevelt Financial Group, Inc.                     23,000     398,188
Southtrust Corp.                                    20,500     679,063
Sovereign Bancorp, Inc.                             63,650     751,866
Star Banc Corp.                                     13,300   1,190,350
Summit Bancorp                                       5,000     205,625
TCF Financial Corp.                                 22,000     852,500
Transatlantic Holdings, Inc.                        13,000     937,625
Union Planters Corp.                                28,000     976,500
Vesta Insurance Group, Inc.                         22,500     579,375
Washington Federal, Inc.                             7,000     167,125
Washington Mutual, Inc.                             28,000   1,204,000
                                                            ----------
                                                            28,442,582
                                                            ----------




Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Health Care 8.9%

Advanced Technology Labs, Inc. (b)                  20,000  $  601,250
ALZA Corp. (b)                                      20,000     522,500
American HomePatient, Inc. (b)                       5,000     114,375
Ballard Medical Products                             9,000     158,625
Bausch & Lomb, Inc.                                 24,000     807,000
Beckman Industries, Inc.                            14,000     518,000
Bio Rad Labs, Inc., Class A (b)                      9,000     222,750
Bio-Technology General Corp. (b)                    20,000     163,437
Biomet, Inc. (b)                                    25,000     404,687
ClinTrials Research, Inc. (b)                       10,000     371,250
CNS, Inc. (b)                                       12,100     201,162
Coherent, Inc. (b)                                   7,000     263,375
Dura Pharmaceuticals, Inc. (b)                       6,000     205,500
Guidant Corp.                                        3,000     137,625
Haemonetics Corp. (b)                               22,000     387,750
HBO & Co.                                           12,000     708,000
Health Management Associates, Inc., Class A (b)     34,500     724,500
Healthcare Compare Corp. (b)                         7,000     306,250
Healthcare & Retirement Corp. (b)                   15,000     373,125
Healthsouth Rehabilitation (b)                      23,400     877,500
Horizon/CMS Healthcare Corp. (b)                     9,000      93,375
ICN Pharmaceuticals, Inc.                           37,535     713,165
Lincare Holdings, Inc. (b)                          29,000   1,094,750
Manor Care, Inc.                                     8,000     312,000
Medpartners/Mullikin, Inc. (b)                      32,722     711,703
MiniMed, Inc. (b)                                    7,200     185,400
Nellcor Puritan Bennett, Inc. (b)                   17,000     331,500
Omnicare, Inc.                                      20,000     540,000
Ornda Healthcorp (b)                                20,000     540,000
Pacificare Health Systems, Inc., Class B (b)         7,000     479,500
Quintiles Transnational Corp. (b)                   13,000     867,750
Quorum Health Group, Inc. (b)                       11,000     294,938
Renal Treatment Centers, Inc. (b)                   19,800     522,225
RoTech Medical Corp. (b)                             4,800      75,600
Steris Corp. (b)                                     8,000     307,000
Sybron International Corp. (b)                      24,000     699,000
TheraTx, Inc. (b)                                   14,000     140,000
U S Surgical Corp.                                   3,000     124,875
Universal Health Services, Inc., Class B (b)        24,000     597,000
Vencor, Inc. (b)                                     9,000     261,000
Watsons Pharmaceuticals, Inc. (b)                   10,320     347,010
                                                            ----------
                                                            17,306,452
                                                            ----------





Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Producer Manufacturing 8.0%

ACX Technologies, Inc. (b)                          16,000  $  282,000
American Power Conversion Corp. (b)                  7,000     144,375
American Standard Cos., Inc. (b)                     7,300     273,750
Ametek, Inc.                                         5,000     101,250
Aptar Group, Inc.                                    9,600     306,000
Blount International, Inc., Class A                  3,500     125,563
Briggs & Stratton Corp.                             16,000     644,000
Camco International, Inc.                            7,000     279,125
Cummins Engine Co., Inc.                            12,000     499,500
Danaher Corp.                                       26,000   1,059,500
Detroit Diesel Corp. (b)                             6,700     123,950
Duriron Co., Inc.                                    2,500      67,500
Global Industrial Technologies, Inc. (b)            53,400     967,875
Global Industries, Ltd. (b)                         26,000     468,000
Granite Construction, Inc.                          10,500     204,750
Harnischfeger Industries, Inc.                       6,000     240,750
IDEX Corp.                                          13,500     504,562
Intermet Corp.                                      10,000     116,250
Johnson Controls, Inc.                               4,000     289,000
Kaydon Corp.                                         5,000     203,125
Litton Industries, Inc.                             15,400     696,850
MEMC Electronic Materials, Inc. (b)                 10,000     192,500
Mueller Industries, Inc. (b)                        11,500     462,875
National Service Industries, Inc.                    6,000     207,000
Navistar International Corp. (b)                    14,000     131,250
Oregon Metallurgical Corp.                          10,000     307,500
PACCAR, Inc.                                        19,000   1,054,500
Ruddick Corp.                                       10,000     131,250
Southdown, Inc.                                     32,000     872,000
Tecumseh Products Co., Class A                      10,000     562,500
Thermo Instrument Systems, Inc. (b)                 30,375     918,844
Timken Co.                                          16,000     716,000
Trinity Industries, Inc.                             8,000     278,000
United Waste Systems, Inc. (b)                      32,000   1,104,000
Wolverine Tube, Inc. (b)                            23,000     911,375
                                                            ----------
                                                            15,447,269
                                                            ----------



Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Raw Materials/Processing Industries 5.8%

A K Steel Holding Corp.                             12,000  $  423,000
Allegheny Teledyne, Inc.                            36,175     768,719
Cleveland Cliffs, Inc.                              12,000     492,000
Cytec Industries, Inc. (b)                          30,000   1,080,000
First Mississippi Corp.                             16,000     460,000
Glatfelter (P. H.) Co.                              39,500     745,562
Goodrich (B. F.) Co.                                10,000     423,750
Handy & Harman                                      46,000     874,000
Homestake Mining Co.                                 5,000      71,250
IP Timberlands                                      32,000     416,000
J&L Specialty Steel, Inc.                           15,100     175,537
Longview Fibre Co.                                  25,000     412,500
Lyondell Petrochemical Co.                          16,000     342,000
Medusa Corp.                                         3,500     116,812
Owens-Illinois, Inc. (b)                            47,000     740,250
Pegasus Gold, Inc. (b)                              55,000     556,875
Potlatch Corp.                                       7,000     297,500
Rayonier, Inc.                                      11,000     437,250
Safeskin Corp. (b)                                   7,000     277,375
Sigma-Aldrich Corp.                                  4,000     235,000
Sonoco Products Co.                                  5,000     133,750
Terra Industries, Inc.                              37,000     536,500
Texas Industries, Inc.                               3,400     192,950
UCAR International, Inc. (b)                        10,000     392,500
USG Corp. (b)                                       11,000     324,500
Vulcan Materials Co.                                 5,200     319,800
                                                            ----------
                                                            11,245,380
                                                            ----------

Technology 12.2%

Adaptec, Inc. (b)                                   10,000     597,500
America Online, Inc. (b)                            15,000     416,250
Andrew Corp. (b)                                    12,500     607,812
Ascend Communications, Inc. (b)                     10,000     656,094
Auspex Systems, Inc. (b)                            18,200     184,275
Avnet, Inc.                                          5,000     252,500
BMC Software, Inc. (b)                              10,000     837,500
Cadence Design Systems, Inc. (b)                    33,000   1,204,500
Cascade Communications (b)                          11,700     880,425
Ciber, Inc. (b)                                      2,900     102,225
Citrix Systems, Inc. (b)                             5,000     278,750
Compuware Corp. (b)                                 15,000     791,250
Dell Computer Corp. (b)                              7,000     567,875






Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Technology (Continued)
Documentum, Inc. (b)                                24,000  $  888,000
DSP Communications, Inc. (b)                         6,000     225,000
Dynatech Corp. (b)                                  16,500     820,875
Electroglas, Inc. (b)                               15,000     200,625
Fiserv, Inc. (b)                                     8,000     302,000
FORE Systems, Inc. (b)                              22,000     882,750
Gateway 2000, Inc. (b)                              11,000     530,062
GenRad, Inc. (b)                                    14,000     278,250
Geotek Communications, Inc. (b)                     20,000     147,500
Harris Corp.                                        13,000     814,125
Hyperion Software Corp. (b)                         18,000     362,812
International Rectifier Corp. (b)                    8,900     110,138
Legato Systems, Inc. (b)                             9,000     313,875
McAfee Associates, Inc. (b)                          9,000     409,500
Microchip Technology, Inc. (b)                      10,000     363,750
Molex, Inc.                                         14,000     504,000
Network General Corp. (b)                            8,000     193,000
Novellus Systems, Inc. (b)                           5,500     225,500
PairGain Technologies, Inc. (b)                      6,000     421,500
Paychex, Inc.                                        7,500     422,813
P-Com, Inc. (b)                                      5,000     111,250
Perkin-Elmer Corp.                                  16,000     864,000
PictureTel Corp. (b)                                 3,000      84,000
Rational Software Corp. (b)                          6,000     227,250
Recoton Corp. (b)                                    9,000     122,625
Remedy Corp. (b)                                    16,000     764,000
Rohr Industries, Inc. (b)                           10,000     182,500
SCI Systems, Inc. (b)                               15,000     748,125
Shiva Corp. (b)                                     11,000     451,000
SMART Modular Technologies (b)                      10,000     210,625
Storage Technology Corp. (b)                        24,000   1,035,000
Sundstrand Corp.                                     7,000     283,500
Sunguard Data Systems, Inc. (b)                     10,000     420,000
Systemsoft Corp. (b)                                10,000     284,375
Teradyne, Inc. (b)                                   5,000      79,375
Unitrode Corp. (b)                                  19,000     451,250
Vantive Corp. (b)                                    6,000     199,500






Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Technology (Continued)
Varian Associates, Inc.                             10,500  $  473,813
Vitesse Semiconductor Corp. (b)                      5,000     157,500
Wyle Electronics, Inc.                              19,000     567,625
Wyman-Gordan Co. (b)                                 5,000     110,000
Xircom, Inc. (b)                                     3,400      69,275
                                                            ----------
                                                            23,689,619
                                                            ----------

Transportation 1.5%

Alaska Air Group, Inc. (b)                           5,000     108,125
Continental Airlines, Inc., Class B (b)             25,000     615,625
Illinois Central Corp.                              18,000     585,000
Northwest Airlines, Inc., Class A (b)               12,000     382,500
Pittston Brink's Group                               9,000     258,750
UAL Corp. (b)                                        8,000     371,000
USAir Group, Inc. (b)                               20,200     348,450
USFreightways Corp.                                 11,000     242,688
                                                            ----------
                                                             2,912,138
                                                            ----------

Utilities 9.8%

360 Communications Co. (b)                          50,000   1,143,750
AES Corp. (b)                                       29,000   1,268,750
Boston Edison Co.                                   46,100   1,106,400
C-TEC Corp. (b)                                     15,500     372,000
Calenergy, Inc. (b)                                 25,000     721,875
Centerior Energy Corp.                              59,000     582,625
Central Hudson Gas & Electric Corp.                 19,500     582,562
Century Telephone Enterprises, Inc.                 26,000     841,750
Cincinnati Bell, Inc.                                8,000     389,000
Citizens Utilities Co., Class A (b)                 20,645     229,676
Commnet Cellular, Inc. (b)                          30,000     840,000
Commonwealth Energy System Cos.                      5,000     118,750
Delmarva Power & Light Co.                          19,000     387,125
DQE, Inc.                                           22,000     638,000
Eastern Utilities Association                       18,000     288,000
Idaho Power Co.                                      5,000     155,625
Kansas City Power & Light Co.                       22,000     602,250
LCI International, Inc. (b)                         11,000     354,750
Long Island Lighting Co.                            46,900     855,925
MidAmerican Energy Co.                              35,000     546,875
Montana Power Co.                                   15,000     320,625
New York State Electric & Gas Corp.                 30,000     633,750
NIPSCO Industries, Inc.                             24,000     909,000






Van Kampen American Capital Small Capitalization Fund

Portfolio of Investments (Continued)
October 31, 1996
----------------------------------------------------------------------
                                                              Market
Security Description                                Shares    Value
----------------------------------------------------------------------

Utilities (Continued)

Oklahoma Gas & Electric Co.                         16,500  $  645,563
Portland General Corp.                              27,000   1,184,625
Public Service Co. of Colorado                      18,000     668,250
Public Service Co. of New Mexico                    33,000     622,875
Southern New England Telecommunictions              19,200     715,200
United Illuminating Co.                              6,400     212,000
VideoServer, Inc. (b)                               10,000     461,250
Western Reserve, Inc.                               20,000     605,000
                                                            ----------
                                                            19,003,826
                                                            ----------


Total Long Term Investments 95.6%
(Cost $152,735,835) (a)                                    185,675,096


Repurchase Agreement 4.8%
SBC Capital Markets, Inc. ($9,400,000 par collateralized by
U.S. Government obligations with a coupon rate of 7.25% and
a maturity date of 05/15/16 in a pooled cash account, dated
10/31/96, to be sold on 11/01/96 at $9,401,441)              9,400,000

Liabilities in Excess of Other Assets (0.4%)                  (867,504)
                                                          ------------

Net Assets 100.0%                                         $194,207,592
                                                          ============


(a) At October 31, 1996, for federal income tax purposes, cost is $152,847,091, the aggregate gross unrealized appreciation is $37,938,915, and the aggregate gross unrealized depreciation is $5,110,910, resulting in net unrealized appreciation of $32,828,005.

(b) Non-income producing security as this stock currently does not declare dividends.




               Van Kampen American Capital Small Capitalization Fund

                       Statement of Assets and Liabilities
                              October 31, 1996
ASSETS:
  Long-Term Investments, at Market Value (Cost $152,735,835) (Note 1)     $ 185,675,096
  Repurchase Agreement (Note 1)                                               9,400,000
  Cash                                                                            1,928
  Receivables:
    Securities Sold                                                           7,864,858
    Dividends                                                                   249,830
  Unamortized Organizational Expenses (Note 1)                                   26,856
  Other                                                                          13,675
                                                                          -------------
      Total Assets                                                          203,232,243
                                                                          -------------

LIABILITIES:

  Payables:
    Fund Shares Repurchased                                                   9,000,000
    Distributor and Affiliates (Note 2)                                           4,850
  Deferred Compensation and Retirement Plans (Note 2)                            13,098
  Accrued Expenses                                                                6,703
                                                                          -------------

      Total Liabilities                                                       9,024,651
                                                                          -------------

NET ASSETS                                                                $ 194,207,592
                                                                          =============

NET ASSETS CONSIST OF:
  Capital (Note 3)                                                        $ 147,072,447
  Net Unrealized Appreciation on Securities                                  32,939,261
  Accumulated Net Realized Gain on Securities                                11,780,941
  Accumulated Undistributed Net Investment Income                             2,414,943
                                                                          -------------

NET ASSETS                                                                $ 194,207,592
                                                                          =============


Net Asset Value, Offering Price and Redemption Price Per Share (Based
on net assets of $194,207,592 and 14,065,878 shares of beneficial
interest issued and outstanding) (Note 3)                                 $       13.81
                                                                          =============





               Van Kampen American Capital Small Capitalization Fund

                             Statement of Operations
                      For the Year Ended October 31, 1996
INVESTMENT INCOME:
  Dividends                                                      $ 2,758,370
  Interest                                                           270,834
                                                                 -----------

      Total Income                                                 3,029,204
                                                                 -----------

EXPENSES:
  Accounting (Note 2)                                                 90,363
  Audit                                                               26,045
  Trustees' Fees and Expenses (Note 2)                                18,564
  Legal (Note 2)                                                      17,809
  Shareholder Services (Note 2)                                       14,823
  Amortization of Organizational Expenses (Note 1)                    12,395
  Printing                                                             9,794
  Other                                                                4,809
                                                                 -----------

      Total Expenses                                                 194,602
      Less Expenses Reimbursed (Note 2)                                3,600
                                                                 -----------

      Net Expenses                                                   191,002
                                                                 -----------

NET INVESTMENT INCOME                                            $ 2,838,202
                                                                 ===========


REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
  Net Realized Gain on Investments                               $11,896,653
                                                                 -----------

  Unrealized Appreciation/Depreciation on Securities:
    Beginning of the Period                                       19,691,003
    End of the Period:
      Investments                                                 32,939,261
                                                                 -----------

  Net Unrealized Appreciation on Securities During the Period     13,248,258
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN ON SECURITIES                   $25,144,911
                                                                 ===========

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $27,983,113
                                                                 ===========







                                 Van Kampen American Capital Small Capitalization Fund

                                           Statement of Changes in Net Assets
                                     For the Years Ended October 31, 1996 and 1995

                                                                         Year Ended                    Year Ended
                                                                   October 31, 1996              October 31, 1995
FROM INVESTMENT ACTIVITIES:

  Operations:
    Net Investment Income                                          $       2,838,202             $      1,931,971
    Net Realized Gain on Securities                                       11,896,653                    7,254,104
    Net Unrealized Appreciation on Securities During the Period           13,248,258                   19,737,220
                                                                   -----------------             ----------------

    Change in Net Assets from Operations                                  27,983,113                   28,923,295
                                                                   -----------------             ----------------

  Distributions from:
    Net Investment Income                                                 (2,187,156)                    (501,439)
    Net Realized Gains on Securities (Note 1)                             (6,520,200)                           0
                                                                   -----------------             ----------------

    Total Distributions                                                   (8,707,356)                    (501,439)
                                                                   -----------------             ----------------

  NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                     19,275,757                   28,421,856
                                                                   -----------------             ----------------


FROM CAPITAL TRANSACTIONS (Note 3):

  Proceeds from Shares Sold                                               91,004,000                  200,761,987
  Net Asset Value of Shares Issued Through Dividend Reinvestment           8,707,356                      501,439
  Cost of Shares Repurchased                                            (125,124,342)                 (49,999,993)
                                                                   -----------------             ----------------

  NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     (25,412,986)                 151,263,433
                                                                   -----------------             ----------------

TOTAL INCREASE/DECREASE IN NET ASSETS                                     (6,137,229)                 179,685,289

NET ASSETS:
    Beginning of the Period                                              200,344,821                   20,659,532
                                                                   -----------------             ----------------

    End of the Period (Including undistributed net investment
      income of $2,414,943 and $1,763,897, respectively)           $     194,207,592             $    200,344,821
                                                                   =================             ================







                      Van Kampen American Capital Small Capitalization Fund

                                     Financial Highlights
                The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                             November 23, 1993
                                                                                                 (Commencement
                                                                                                 of Investment
                                                                Year Ended October 31,          Operations) to
                                                                   1996     1995 (a)      October 31, 1994 (a)
Net Asset Value, Beginning of the Period                    $     12.17   $     9.82      $         10.00
                                                            -----------   ----------      ---------------
  Net Investment Income                                           0.197         0.17                 0.21
  Net Realized and Unrealized Gain on Securities                  1.968         2.26                (0.37)
                                                            -----------   ----------      ---------------
Total from Investment Operations                                  2.165         2.43                (0.16)
                                                            -----------   ----------      ---------------
Less:
  Distributions from Net Investment Income                        0.133         0.08                 0.02
  Distributions from Net Realized Gains on Securities (Note 1)    0.395         0.00                 0.00
                                                            -----------   ----------      ---------------
Total Distributions                                               0.528         0.08                 0.02
                                                            -----------   ----------      ---------------
Net Asset Value, End of the Period                          $    13.807   $    12.17      $          9.82
                                                            ===========   ==========      ===============

Total Return                                                      18.50%       25.00%                1.80%**

Net Assets at End of the Period (In millions)               $     194.2   $    200.3      $          20.7

Ratio of Expenses to Average Net Assets *                          0.10%        0.08%                0.30%

Ratio of Net Investment Income to Average Net                      1.45%        1.59%                1.99%

Portfolio Turnover                                                   75%          85%                  34%**

Average Commission Paid Per Equity Share Trade              $    0.0222         ----                 ----


*  The Ratios of Expenses to Average Net Assets and Net Investment Income to Average Net Assets were not affected by the reimbursement of expenses by VKAC.

** Non-Annualized

(a) Based on average shares outstanding.

(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable.  This disclosure was not required in fiscal years prior to 1996.





        Van Kampen American Capital Small Capitalization Fund
                    Notes to Financial Statements
                          October 31, 1996

1.  Significant Accounting Policies

The Van Kampen American Capital Small Capitalization Fund (the "Fund" ) is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to approximate the performance of the small capitalization sector of the equities market by investing primarily in common stocks of small capitalization companies. The Fund commenced investment operations on November 23, 1993.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


A. Security Valuation - Investments listed or traded on a national securities exchange are stated at value using market quotations as of 2:00PM Eastern Standard Time. Unlisted and listed securities for which the last sale price at 2:00PM Eastern Standard Time is not available are valued at the last reported bid price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.


B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

     The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specific price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser" ) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.


C. Investment Income - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.


D. Organizational Expenses - The Fund will reimburse Van Kampen American Capital Distributors, Inc. or its affiliates ("collectively VKAC" ) for costs incurred in connection with the Fund's organization in the amount of $62,000. These costs are being amortized on a straight line basis over the 60 month period ending October, 1998. The Adviser has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.


E. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.

      Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses for tax purposes resulting from wash sales.


F. Distribution of Income and Gains - The Fund declares and pays dividends annually from net investment income and net realized gains on securities, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.


2. Investment Advisory Agreement and Other Transactions with Affiliates

The Adviser serves as the investment manager of the Fund, but receives no compensation for its investment management services.

      Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

      For the year ended October 31, 1996, the Fund recognized expenses of approximately $90,400, representing VKAC's cost of providing accounting services to the Fund. These services are provided by VKAC at cost.

      ACCESS Investor Services, Inc. ("ACCESS" ), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended October 31, 1996, the Fund recognized expenses of approximately $14,800, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

      The Adviser has agreed to reimburse the Fund for certain trustees' compensation in connection with the July, 1995 increase in the number of trustees of the Fund. This reimbursement is expected to continue through December 31, 1996.

      Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

      The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

      At October 31, 1996, the Fund was owned by two investment companies advised by the Adviser; Van Kampen American Capital Common Sense Trust Growth Fund and Van Kampen American Capital Pace Fund owned 53.4% and 46.6% of the Fund, respectively.


3. Capital Transactions

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.01 per share. Fund shares are only available for purchase by Funds for which VKAC serves as investment adviser.

     At October 31, 1996 and 1995, capital aggregated $147,072,447 and $172,485,433, respectively. Transactions in common shares were as follows:



                                   Year Ended           Year Ended
                                   October 31,          October 31,
                                      1996                 1995
                                   -----------          -----------
Beginning Shares                    16,467,558            2,104,130
                                   -----------          -----------
Shares Sold                          6,965,729           18,994,170

Shares Issued Through
 Dividend Reinvestment                 731,096               54,151

Shares Redeemed                    (10,098,505)          (4,684,893)
                                   -----------          -----------
Net Increase/Decrease
  in Shares Outstanding             (2,401,680)          14,363,428
                                   -----------          -----------
Ending Shares                       14,065,878           16,467,558
                                   ===========          ===========

4.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $143,072,474 and $176,906,152, respectively.








 Price Waterhouse LLP



                     REPORT OF INDEPENDENT ACCOUNTANTS
                     ---------------------------------

To the Shareholders and Board of Trustees of Van Kampen American Capital
Small Capitalization Fund


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen American Capital Small Capitalization Fund (the "Fund") at October 31, 1996 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP
    Price Waterhouse LLP


Houston, Texas
December 9, 1995








                        Van Kampen American Capital
                         Small Capitalization Fund
------------------------------------------------------------------------


Board of Trustees

J. Miles Branagan
Linda Hutton Heagy
Roger Hilsman
R. Craig Kennedy
Dennis J. McDonnell*
Donald C. Miller - Co-Chairman
Jack E. Nelson
Jerome L. Robinson
Fernando Sisto - Co-Chairman
Wayne W. Whalen*
William S. Woodside


Officers

Dennis J. McDonnell*
President

Ronald A. Nyberg*
Vice President and Secretary

Edward C. Wood, III*
Vice President and Chief Financial Officer

Curtis W. Morell*
Vice President and Chief Accounting Officer

John L. Sullivan*
Treasurer

Tanya M. Loden*
Controller


Peter W. Hegel*
Alan T. Sachtleben*
Paul R. Wolkenberg*
   Vice Presidents



Investment Adviser

Van Kampen American Capital
Asset Management, Inc.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181


Distributor

Van Kampen American Capital
Distributors, Inc.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181


Shareholder Servicing Agent

ACCESS Investor
Services, Inc.
P.O. Box  418256
Kansas City, Missouri 64141-9256


Custodian

State Street Bank and Trust Company
225 Franklin Street
P.O. Box 1713 Boston, Massachusetts 02105


Legal Counsel

Skadden, Arps, Slate, Meagher & Flom
333 West Wacker Drive
Chicago, Illinois 60606

Independent Accountants
Price Waterhouse LLP
1201 Louisiana Houston, Texas 77002


* "Interested" persons of the Fund as defined in the Investment Company Act of 1940


A Special Meeting of Shareholders of the Trust was held on October 25, 1996, where shareholders voted on a new investment advisory agreement, the ratification of independent accountants and changes to investment policies. With regard to these items, all shares voted for the proposals, with none against and none abstained.